UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2018

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments:

Putnam Multi-Cap Core Fund

The fund's portfolio
7/31/17 (Unaudited)

COMMON STOCKS (97.3%)(a)
			Shares	Value

Aerospace and defense (1.9%)

Boeing Co. (The)			21,341	$5,174,339

Northrop Grumman Corp.			10,468	2,754,445

Spirit AeroSystems Holdings, Inc. Class A			33,682	2,035,403

				9,964,187
Airlines (2.2%)

Air Canada (Canada)(NON)			81,236	1,292,087

American Airlines Group, Inc.			48,925	2,467,777

Delta Air Lines, Inc.			54,529	2,691,551

Southwest Airlines Co.			46,366	2,573,777

United Continental Holdings, Inc.(NON)			35,322	2,390,593

				11,415,785
Auto components (1.0%)

Goodyear Tire & Rubber Co. (The)			88,295	2,782,175

Lear Corp.			16,093	2,384,822

				5,166,997
Banks (8.4%)

Bank of America Corp.			541,627	13,064,043

Byline Bancorp, Inc.(NON)			165,000	3,326,400

Citigroup, Inc.			176,765	12,099,564

JPMorgan Chase & Co.			139,022	12,762,220

Regions Financial Corp.			194,762	2,843,525

				44,095,752
Beverages (1.9%)

Coca-Cola Co. (The)			77,881	3,570,065

PepsiCo, Inc.			54,965	6,409,469

				9,979,534
Biotechnology (4.5%)

Amgen, Inc.			39,836	6,951,780

Bioverativ, Inc.(NON)			47,677	2,954,544

Celgene Corp.(NON)			32,864	4,450,114

Clovis Oncology, Inc.(NON)			34,059	2,888,544

Gilead Sciences, Inc.			60,318	4,589,597

Vertex Pharmaceuticals, Inc.(NON)			12,621	1,916,120

				23,750,699
Building products (0.7%)

JELD-WEN Holding, Inc.(NON)			57,050	1,862,683

Johnson Controls International PLC			52,912	2,060,922

				3,923,605
Capital markets (5.0%)

Ameriprise Financial, Inc.			24,532	3,554,196

E*Trade Financial Corp.(NON)			37,979	1,557,139

Goldman Sachs Group, Inc. (The)			26,586	5,990,623

Invesco, Ltd.			110,653	3,847,405

KKR & Co. LP			115,505	2,238,487

Morgan Stanley			134,259	6,296,747

State Street Corp.			32,386	3,019,347

				26,503,944
Chemicals (1.2%)

CF Industries Holdings, Inc.			111,847	3,282,709

Dow Chemical Co. (The)			45,234	2,905,832

				6,188,541
Commercial services and supplies (0.6%)

Hudson Technologies, Inc.(NON)(S)			207,506	1,678,724

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(F)(RES)(NON)			1	1

Stericycle, Inc.(NON)			20,257	1,561,410

				3,240,136
Communications equipment (1.5%)

Cisco Systems, Inc.			192,021	6,039,060

EchoStar Corp. Class A(NON)			26,204	1,591,369

				7,630,429
Construction materials (0.1%)

Forterra, Inc.(NON)(S)			70,450	629,119

				629,119
Consumer finance (1.3%)

Capital One Financial Corp.			47,259	4,072,781

Synchrony Financial			98,732	2,993,554

				7,066,335
Containers and packaging (0.5%)

Berry Plastics Group, Inc.(NON)			45,935	2,576,035

				2,576,035
Diversified financial services (2.1%)

Alignvest Acquisition II Corp. Class A (Canada)(NON)			163,577	1,279,227

CF Corp. 144A(F)(NON)			286,599	2,865,990

CF Corp. Class A(NON)			88,156	953,848

Easterly Acquisition Corp.(NON)			192,680	1,926,800

Federal Street Acquisition Corp. (Units)(NON)			128,900	1,308,335

Gores Holdings II, Inc. (Units)(NON)			59,457	620,137

TPG Pace Holdings Corp. (Units)(NON)			220,755	2,267,154

				11,221,491
Electric utilities (1.3%)

Entergy Corp.			40,177	3,082,379

Exelon Corp.			96,874	3,714,149

				6,796,528
Electrical equipment (0.7%)

Rockwell Automation, Inc.			23,651	3,903,125

				3,903,125
Electronic equipment, instruments, and components (0.4%)

Jabil, Inc.			76,164	2,323,002

				2,323,002
Energy equipment and services (0.8%)

Baker Hughes a GE Co.			50,714	1,870,839

Enservco Corp.(NON)(S)			2,416,747	814,444

Select Energy Services Class A(F)(NON)			98,303	1,526,646

				4,211,929
Equity real estate investment trusts (REITs) (0.7%)

Armada Hoffler Properties, Inc.			168,058	2,228,449

Easterly Government Properties, Inc.(S)			84,688	1,692,913

				3,921,362
Food and staples retail (3.8%)

CVS Health Corp.			50,771	4,058,126

Wal-Mart Stores, Inc.			109,108	8,727,549

Walgreens Boots Alliance, Inc.			86,477	6,976,100

				19,761,775
Food products (0.9%)

Nomad Foods, Ltd. (United Kingdom)(NON)			176,723	2,518,303

Pinnacle Foods, Inc.			35,566	2,111,909

				4,630,212
Health-care equipment and supplies (1.9%)

Baxter International, Inc.			77,991	4,716,896

Becton Dickinson and Co.			26,081	5,252,713

				9,969,609
Health-care providers and services (2.9%)

Anthem, Inc.			18,403	3,426,823

Express Scripts Holding Co.(NON)			32,207	2,017,446

HCA Healthcare, Inc.(NON)			34,467	2,769,079

Humana, Inc.			14,563	3,366,966

McKesson Corp.			21,432	3,469,198

				15,049,512
Hotels, restaurants, and leisure (3.6%)

Bloomin' Brands, Inc.			135,513	2,361,992

Del Taco Restaurants, Inc.(NON)(S)			102,795	1,345,587

Hyatt Hotels Corp. Class A(NON)			46,381	2,577,392

Las Vegas Sands Corp.			54,670	3,368,219

Penn National Gaming, Inc.(NON)(S)			157,419	3,173,567

Playa Hotels & Resorts NV(NON)			261,668	3,092,917

Wyndham Worldwide Corp.			29,919	3,122,646

				19,042,320
Household durables (0.9%)

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(F)(RES)(NON)			2	2

PulteGroup, Inc.			144,130	3,519,655

UCP, Inc. Class A(NON)			93,906	1,047,052

				4,566,709
Independent power and renewable electricity producers (0.8%)

NRG Energy, Inc.			161,767	3,982,704

				3,982,704
Industrial conglomerates (0.6%)

Honeywell International, Inc.			21,923	2,984,159

				2,984,159
Insurance (2.4%)

American International Group, Inc.			45,099	2,951,730

Assured Guaranty, Ltd.			79,404	3,573,974

Lincoln National Corp.			41,367	3,022,273

Prudential Financial, Inc.			29,379	3,326,584

				12,874,561
Internet and direct marketing retail (1.4%)

Amazon.com, Inc.(NON)			4,872	4,812,464

Expedia, Inc.			17,020	2,663,119

Global Fashion Holding SA (acquired 8/2/13, cost $43,883) (Private) (Luxembourg)(F)(RES)(NON)			1,036	11,104

				7,486,687
Internet software and services (4.8%)

Alphabet, Inc. Class A(NON)			8,515	8,050,933

Alphabet, Inc. Class C(NON)			7,454	6,935,947

Cision, Ltd.(NON)			299,997	3,314,967

Delivery Hero Holding GmbH (Germany)(NON)			70,001	2,295,422

Facebook, Inc. Class A(NON)			25,864	4,377,482

				24,974,751
IT Services (1.7%)

Conduent, Inc.(NON)			61,841	1,020,995

Convergys Corp.			119,450	2,863,217

DXC Technology Co.			63,702	4,992,963

				8,877,175
Machinery (2.5%)

Caterpillar, Inc.			26,435	3,012,268

Cummins, Inc.			18,711	3,141,577

Gardner Denver Holdings, Inc.(NON)(S)			95,650	2,196,124

Komatsu, Ltd. (Japan)			53,741	1,445,101

Oshkosh Corp.			46,130	3,176,512

				12,971,582
Media (2.0%)

Comcast Corp. Class A			102,791	4,163,036

DISH Network Corp. Class A(NON)			45,000	2,881,350

Live Nation Entertainment, Inc.(NON)			95,497	3,559,173

				10,603,559
Metals and mining (1.1%)

Alcoa Corp.			65,907	2,399,015

Freeport-McMoRan, Inc. (Indonesia)(NON)			242,681	3,547,996

				5,947,011
Multiline retail (0.5%)

Target Corp.			41,839	2,371,016

				2,371,016
Oil, gas, and consumable fuels (4.2%)

ConocoPhillips			75,015	3,403,431

Enterprise Products Partners LP			123,604	3,362,029

Marathon Oil Corp.			241,219	2,950,108

Royal Dutch Shell PLC ADR Class A (United Kingdom)(S)			109,373	6,182,856

Suncor Energy, Inc. (Canada)			96,960	3,162,835

Valero Energy Corp.			43,420	2,994,677

				22,055,936
Paper and forest products (0.5%)

KapStone Paper and Packaging Corp.			103,522	2,366,513

				2,366,513
Pharmaceuticals (3.3%)

Jazz Pharmaceuticals PLC(NON)			22,204	3,410,756

Johnson & Johnson			69,521	9,226,827

Pfizer, Inc.			139,591	4,628,838

				17,266,421
Professional services (0.6%)

ManpowerGroup, Inc.			27,616	2,959,054

				2,959,054
Real estate management and development (0.8%)

CBRE Group, Inc. Class A(NON)			75,666	2,874,551

Kennedy-Wilson Holdings, Inc.			77,221	1,552,142

				4,426,693
Road and rail (0.6%)

Norfolk Southern Corp.			29,302	3,298,819

				3,298,819
Semiconductors and semiconductor equipment (3.0%)

Applied Materials, Inc.			80,280	3,557,207

Lam Research Corp.			24,883	3,967,843

Qualcomm, Inc.			37,533	1,996,380

Teradyne, Inc.			77,207	2,670,590

Texas Instruments, Inc.			46,101	3,751,699

				15,943,719
Software (4.6%)

Dell Technologies, Inc. Class V(NON)			49,654	3,191,263

Microsoft Corp.			246,356	17,910,081

Oracle Corp.			66,094	3,300,073

				24,401,417
Specialty retail (4.0%)

Best Buy Co., Inc.			48,475	2,828,032

Conn's, Inc.(NON)(S)			84,763	1,813,928

Finish Line, Inc. (The) Class A(S)			131,321	1,806,977

Gap, Inc. (The)(S)			83,829	1,997,645

Home Depot, Inc. (The)			28,538	4,269,285

J. Jill, Inc.(NON)			149,751	1,832,952

Lowe's Cos., Inc.			31,408	2,430,979

Ross Stores, Inc.			30,465	1,685,324

Staples, Inc.			206,724	2,098,249

				20,763,371
Technology hardware, storage, and peripherals (4.4%)

Apple, Inc.			85,673	12,742,145

Hewlett Packard Enterprise Co.			131,831	2,308,361

HP, Inc.			153,383	2,929,615

NCR Corp.(NON)			66,331	2,510,628

Xerox Corp.			88,751	2,721,993

				23,212,742
Textiles, apparel, and luxury goods (0.5%)

Hanesbrands, Inc.(S)			125,998	2,887,874

				2,887,874
Thrifts and mortgage finance (0.5%)

Radian Group, Inc.			153,503	2,674,022

				2,674,022
Trading companies and distributors (0.8%)

BMC Stock Holdings, Inc.(NON)			66,508	1,463,176

United Rentals, Inc.(NON)			24,989	2,972,691

				4,435,867
Wireless telecommunication services (0.8%)

T-Mobile US, Inc.(NON)			36,703	2,263,107

Telephone & Data Systems, Inc.			72,102	2,049,856

				4,312,963

Total common stocks (cost $425,677,533)				$511,607,288

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Becton Dickinson and Co. Ser. A, $3.063 cv. pfd.(NON)			19,872	$1,110,646

Total convertible preferred stocks (cost $993,600)				$1,110,646

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

DISH Network Corp. 144A cv. sr. unsec. bonds 3.375%, 8/15/26			$674,000	$837,445

Total convertible bonds and notes (cost $674,000)				$837,445

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Alignvest Acquisition II Corp. (Canada)	7/4/22	CAD 11.50	81,788	$41,985

Cision, Ltd.	6/29/22	$11.50	26,005	56,431

Easterly Acquisition Corp.	7/29/20	11.50	96,340	81,889

Total warrants (cost $118,069)				$180,305

SHORT-TERM INVESTMENTS (5.1%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 1.29%(AFF)			19,247,116	$19,247,116

Putnam Short Term Investment Fund 1.15%(AFF)			7,712,347	7,712,347

Total short-term investments (cost $26,959,463)				$26,959,463

TOTAL INVESTMENTS

Total investments (cost $454,422,665)(b)				$540,695,147

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2017 through July 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $525,572,553.
(b)	The aggregate identified cost on a tax basis is $454,256,553, resulting in gross unrealized appreciation and depreciation of $94,831,732 and $8,393,138, respectively, or net unrealized appreciation of $86,438,594.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $11,108, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:

Name of affiliate	Fair value as of 4/30/17	Purchase Cost	Sale Proceeds	Investment Income	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Fair value as of 7/31/17
Short-term investments
Putnam Cash Collateral Pool, LLC*#	$13,182,425	$48,522,591	$42,457,900	$33,920	$—	$—	$19,247,116
Putnam Short Term Investment Fund**	27,556,835	54,543,194	74,387,682	53,115	—	—	7,712,347
Total Short-term investments	40,739,260	103,065,785	116,845,582	87,035	—	—	26,959,463
Common stocks
Energy
Enservco Corp.†	850,453	—	44,396	—	(8,304)	216,280	—
Total Common stocks	850,453	—	44,396	—	(8,304)	216,280	—
Totals	$41,589,713	$103,065,785	$116,889,978	$87,035	$(8,304)	$216,280	$26,959,463

* No management fees are charged to Putnam Cash Collateral Pool, LLC.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $19,247,116, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $18,644,824.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
† Security was only in affiliation for a portion of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $2,865,990 to cover the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$72,877,427	$—	$11,106
Consumer staples	34,371,521	—	—
Energy	24,741,219	1,526,646	—
Financials	104,436,105	—	—
Health care	66,036,241	—	—
Industrials	59,096,317	—	2
Information technology	107,363,235	—	—
Materials	17,707,219	—	—
Real estate	8,348,055	—	—
Telecommunication services	4,312,963	—	—
Utilities	10,779,232	—	—
Total common stocks	510,069,534	1,526,646	11,108
Convertible bonds and notes	—	837,445	—
Convertible preferred stocks	—	1,110,646	—
Warrants	180,305	—	—
Short-term investments	7,712,347	19,247,116	—

Totals by level	$517,962,186	$22,721,853	$11,108

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$180,305	$—

Total	$180,305	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)		200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 29, 2017